Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Statement of Cash Flows [Abstract]
Net income	$ 25	$ 32	$ 519	$ 1,192
Adjustment:
Depreciation of property, plant and equipment	563	769	493	522
Amortization of right-of-use assets	154	211	209	150
Written-off of property, plant and equipment	46	63		36
(Reversal)/Addition of allowance for expected credit losses	40	55	(11)
Change in fair value of financial instruments	(14)	(19)		(2)
Stock-based compensation	341	466
Changes in operating assets:
(Increase)/decrease in inventories	1,046	1,429	(2,181)	(9,335)
(Increase)/decrease of accounts receivable, prepaid expenses and other current assets, net	14	19	753	(2,495)
Increase/(decrease) of accounts payable, accruals and other current liabilities	(298)	(407)	(757)	374
Increase/(decrease) of contract liabilities	(220)	(300)	2,641	4,319
Repayment of lease liabilities	(223)	(305)	(291)
Income taxes payables	29	40
Cash (used in)/ provided by operating activities	1,503	2,053	1,375	(5,239)
Proceeds from disposal of property, plant and equipment				20
Additions of financial instruments	(177)	(242)
Purchase of property, plant and equipment	(917)	(1,253)	(211)	(817)
Cash used in investing activities	(1,094)	(1,495)	(211)	(797)
Net proceeds from/(repayment of) controlling shareholder loan			(741)	(782)
Proceed from bank loans	4,146	5,664	250
Repayment of bank loans	(3,551)	(4,851)	(1,702)	(312)
Dividends paid	(471)	(643)
Proceeds from issuance of shares				14,931
Purchase of treasury shares	(35)	(48)	(18)
Placement of escrowed funds with escrow agent				(804)
Payment of deferred financing costs			(356)	(1,546)
Cash provided by/(used in) financing activities	89	122	(2,567)	11,487
Foreign currency effect	(20)	(27)	(69)	2
Net change in cash and cash equivalents	478	653	(1,472)	5,453
Cash and cash equivalents as of beginning of the year	3,725	5,089	6,561	1,108
Cash and cash equivalents as of the end of the year	4,203	5,742	5,089	6,561
Supplementary Cash Flows Information
Cash paid for interest	378	516	511	317
Cash paid for taxes	$ 154	$ 210	$ 289